Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 325,799	2,021,453	1,458,298
Time deposits	2,981,107	18,496,574	16,625,468
Restricted cash	423,693	2,628,847	2,136,749
Accounts receivable, net	140,724	873,137	402,511
Prepayments and other current assets	234,007	1,451,919	1,144,272
Short-term investments	331,778	2,058,552	901,183
Deferred tax assets	32,563	202,040	129,282
Total current assets	4,469,671	27,732,522	22,797,763
Non-current assets:
Property, equipment and software, net	206,496	1,281,225	872,113
Land use right, net	12,515	77,648	11,271
Deferred tax assets	3,410	21,160	23,085
Time deposits	108,468	673,000	500,000
Other long-term assets	91,725	569,116	342,098
Total non-current assets	422,614	2,622,149	1,748,567
Total assets	4,892,285	30,354,671	24,546,330
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the primary beneficiaries of RMB203,949 and RMB408,112 as of December 31, 2013 and 2014, respectively)	66,196	410,722	219,259
Salary and welfare payables (including salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries of RMB34,631 and RMB56,917 as of December 31, 2013 and 2014, respectively)	86,156	534,565	377,117
Taxes payable (including taxes payable of the consolidated VIEs without recourse to the primary beneficiaries of RMB12,015 and RMB40,894 as of December 31, 2013 and 2014, respectively)	53,878	334,290	74,463
Short-term loan	330,378	2,049,865	975,504
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries of RMB610,403 and RMB871,722 as of December 31, 2013 and 2014, respectively)	317,149	1,967,780	1,481,036
Accrued liabilities and other payables (including accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries of RMB593,706 and RMB765,895 as of December 31, 2013 and 2014, respectively)	218,746	1,357,228	957,299
Deferred tax liabilities	16,439	101,997	148,506
Total current liabilities	1,088,942	6,756,447	4,233,184
Long-term payable:
Other long-term payable	17,153	106,430	144,883
Total liabilities	1,106,095	6,862,877	4,378,067
Commitments and contingencies (See Note 22)
Mezzanine classified noncontrolling interests	21,538	133,634
Shareholders' equity:
Ordinary shares, US$0.0001 par value : 1,000,300,000 shares authorized, 3,250,284 shares issued and outstanding as of December 31, 2013 and 3,268,019 shares issued and outstanding as of December 31, 2014	431	2,674	2,663
Additional paid-in capital	197,662	1,226,416	854,878
Statutory reserves	151,062	937,282	878,466
Retained earnings	3,420,684	21,223,973	18,509,161
NetEase, Inc's shareholders' equity	3,769,839	23,390,345	20,245,168
Noncontrolling interests	(5,187)	(32,185)	(76,905)
Total shareholders' equity	3,764,652	23,358,160	20,168,263
Total liabilities, mezzanine classified noncontrolling interests and shareholders' equity	$ 4,892,285	30,354,671	24,546,330